Derivative and Other Financial Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Objectives for using derivative instruments	The Company’s objective in managing exposure to market risk is to limit the impact on earnings and cash flow.
Net gain to be reclassified to earnings	$ 24,000,000
Gain, net of tax, expected to be reclassified to earnings	20,000,000
Reclassification of anticipated transactions that were no longer considered probable	0	$ 0
Gain (loss) on net investment hedge	(153,000,000)	35,000,000
Gain (loss) on net investment hedge, net of tax	(134,000,000)	23,000,000
Foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Loss on foreign exchange contracts designated as fair value hedges	1,000,000	8,000,000
Gain on foreign exchange contracts not designated as fair value hedges	41,000,000	11,000,000
Commodities
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on commodity hedge ineffectiveness	2,000,000	(7,000,000)
Gain (loss) on commodity hedge ineffectiveness, net of tax	$ 1,000,000	$ (5,000,000)
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, higher remaining maturity range	1 month
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, higher remaining maturity range	34 months